Expense Example, No Redemption	Oct. 31, 2024 USD ($)
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 158
Expense Example, No Redemption, 3 Years	490
Expense Example, No Redemption, 5 Years	845
Expense Example, No Redemption, 10 Years	1,643
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	1,422
American Funds Growth Portfolio | American Funds Growth Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,565
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	155
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	1,337
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	443
Expense Example, No Redemption, 5 Years	766
Expense Example, No Redemption, 10 Years	1,477
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	787
Expense Example, No Redemption, 10 Years	1,244
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	443
Expense Example, No Redemption, 5 Years	766
Expense Example, No Redemption, 10 Years	1,477
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	792
Expense Example, No Redemption, 10 Years	1,250
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	136
Expense Example, No Redemption, 3 Years	425
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	1,407
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	440
Expense Example, No Redemption, 5 Years	761
Expense Example, No Redemption, 10 Years	1,180
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	1,438
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	1,443
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	440
Expense Example, No Redemption, 5 Years	761
Expense Example, No Redemption, 10 Years	1,193
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	133
Expense Example, No Redemption, 3 Years	415
Expense Example, No Redemption, 5 Years	718
Expense Example, No Redemption, 10 Years	$ 1,386